Shareholders’ Equity - Schedule of Fair Value of Warrant of Black-Scholes Option Pricing Model (Details) - Warrant [Member]	Dec. 31, 2025
Expected volatility [Member]
Schedule of Fair Value of Warrant of Black-Scholes Option Pricing Model [Line Items]
Warrant, measurement input	60.19
Risk-free interest rate [Member]
Schedule of Fair Value of Warrant of Black-Scholes Option Pricing Model [Line Items]
Warrant, measurement input	3.7
Expected dividend [Member]
Schedule of Fair Value of Warrant of Black-Scholes Option Pricing Model [Line Items]
Warrant, measurement input
Contractual life of the warrant [Member]
Schedule of Fair Value of Warrant of Black-Scholes Option Pricing Model [Line Items]
Warrant, measurement input	1